Share Capital - Summary of Stock Option Transactions and the Number of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Stock Options Outstanding, Beginning Balance | shares	48,616,795	51,565,802
Number of Stock Options, Granted | shares	11,964,167	5,953,000
Number of Stock Options, Exercised | shares	(10,415,004)	(8,757,006)
Number of Stock Options, Expired | shares	(201,668)
Number of Stock Options, Forfeited | shares	(436,665)	(145,001)
Number of Stock Options Outstanding, Ending Balance | shares	49,527,625	48,616,795
Number of Stock Options Outstanding, Number of options exercisable | shares	39,702,519
Weighted Average Exercise Price Outstanding, Beginning Balance | $ / shares	$ 6.09	$ 5.08
Weighted Average Exercise Price, Granted | $ / shares	11.74	9.26
Weighted Average Exercise Price, Exercised | $ / shares	3.33	2.3
Weighted Average Exercise Price, Expired | $ / shares	8.03
Weighted Average Exercise Price, Forfeited | $ / shares	8.13	7.06
Weighted Average Exercise Price Outstanding, Ending Balance | $ / shares	8.01	$ 6.09
Weighted Average Exercise Price Outstanding, Number of options exercisable | $ / shares	$ 7.2